UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-4108


                    Oppenheimer Global Securities Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2003 / Unaudited

                                                   Market Value
                                       Shares        See Note 1
-----------------------------------------------------------------
 Common Stocks--96.4%
-----------------------------------------------------------------
 Consumer Discretionary--15.2%
-----------------------------------------------------------------
 Automobiles--1.8%
 Porsche AG, Preferred                 76,827    $   32,554,762
-----------------------------------------------------------------
 Hotels, Restaurants & Leisure--1.6%
 International Game Technology 1      151,600        15,513,228
-----------------------------------------------------------------
 Panera Bread Co., Cl. A 1            124,300         4,972,000
-----------------------------------------------------------------
 Starbucks Corp. 1                    348,400         8,542,768
                                                 ----------------
                                                     29,027,996
-----------------------------------------------------------------
 Household Durables--1.1%
 Sharp Corp.                        1,645,000        21,111,347
-----------------------------------------------------------------
 Media--8.0%
 Grupo Televisa SA,
 Sponsored GDR                        406,299        14,017,316
-----------------------------------------------------------------
 JC Decaux SA 1                       485,714         6,079,690
-----------------------------------------------------------------
 Pearson plc                        1,410,598        13,174,772
-----------------------------------------------------------------
 Reed Elsevier plc                  2,032,496        16,912,158
-----------------------------------------------------------------
 Singapore Press Holdings Ltd.      1,376,033        14,299,491
-----------------------------------------------------------------
 Sirius Satellite Radio, Inc. 1    25,771,102        43,553,162
-----------------------------------------------------------------
 Television Broadcasts Ltd.         4,640,832        16,633,593
-----------------------------------------------------------------
 Wolters Kluwer NV                  1,067,650        12,873,377
-----------------------------------------------------------------
 Zee Telefilms Ltd.                 4,768,900         9,046,235
                                                 ----------------
                                                    146,589,794
-----------------------------------------------------------------
 Specialty Retail--2.7%
 Circuit City Stores, Inc./
 Circuit City Group                 1,294,649        11,392,911
-----------------------------------------------------------------
 Gap, Inc. (The)                      536,500        10,064,740
-----------------------------------------------------------------
 New Dixons Group plc               9,206,090        20,052,687
-----------------------------------------------------------------
 RadioShack Corp.                     316,900         8,337,639
                                                 ----------------
                                                     49,847,977
-----------------------------------------------------------------
 Consumer Staples--7.8%
-----------------------------------------------------------------
 Beverages--1.9%
 Companhia de Bebidas das
 Americas, ADR                        548,615        11,164,315
-----------------------------------------------------------------
 Diageo plc                           408,680         4,363,260
-----------------------------------------------------------------
 Fomento Economico Mexicano
 SA de CV, UBD                      2,757,700        11,375,777
-----------------------------------------------------------------
 Grupo Modelo SA de CV,
 Series C                           3,708,000         8,466,079
                                                 ----------------
                                                     35,369,431
-----------------------------------------------------------------
 Food & Staples Retailing--1.5%
 Boots Group plc                    1,024,420        10,962,547
-----------------------------------------------------------------
 Carrefour SA                         188,190         9,223,489
-----------------------------------------------------------------
 Seven-Eleven Japan Co. Ltd.          332,000         8,267,166
                                                 ----------------
                                                     28,453,202

                                                   Market Value
                                       Shares        See Note 1
-----------------------------------------------------------------
 Food Products--0.5%
 Cadbury Schweppes plc              1,488,725    $    8,794,698
-----------------------------------------------------------------
 Household Products--2.6%
 Hindustan Lever Ltd.               4,257,900        16,350,813
-----------------------------------------------------------------
 Reckitt Benckiser plc              1,676,914        30,770,815
                                                 ----------------
                                                     47,121,628
-----------------------------------------------------------------
 Personal Products--1.3%
 Gillette Co.                         531,000        16,917,660
-----------------------------------------------------------------
 Shiseido Co. Ltd.                    706,000         6,861,561
                                                 ----------------
                                                     23,779,221
-----------------------------------------------------------------
 Energy--5.0%
-----------------------------------------------------------------
 Oil & Gas--5.0%
 BP plc, ADR                          414,469        17,415,987
-----------------------------------------------------------------
 Burlington Resources, Inc.           169,500         9,164,865
-----------------------------------------------------------------
 ChevronTexaco Corp.                  230,572        16,647,298
-----------------------------------------------------------------
 Encana Corp.                         351,017        13,356,084
-----------------------------------------------------------------
 ENI SpA                              542,800         8,209,182
-----------------------------------------------------------------
 Husky Energy, Inc.                 1,375,715        17,718,501
-----------------------------------------------------------------
 Total SA, B Shares                    59,820         9,040,170
                                                 ----------------
                                                     91,552,087
-----------------------------------------------------------------
 Financials--16.8%
-----------------------------------------------------------------
 Capital Markets--0.3%
 Northern Trust Corp.                 117,600         4,914,504
-----------------------------------------------------------------
 Commercial Banks--8.6%
 ABN Amro Holding NV                1,442,900        27,588,288
-----------------------------------------------------------------
 Australia & New Zealand
 Banking Group Ltd.                   728,743         9,095,293
-----------------------------------------------------------------
 Bank One Corp.                       946,539        35,192,320
-----------------------------------------------------------------
 ICICI Bank Ltd., Sponsored ADR 1   1,713,750        12,458,963
-----------------------------------------------------------------
 Royal Bank of Scotland
 Group plc (The)                      897,727        25,183,532
-----------------------------------------------------------------
 Societe Generale, Cl. A              410,090        25,995,162
-----------------------------------------------------------------
 Wachovia Corp.                       586,829        23,449,687
                                                 ----------------
                                                    158,963,245
-----------------------------------------------------------------
 Diversified Financial Services--3.2%
 American Express Co.                 426,500        17,831,965
-----------------------------------------------------------------
 Citigroup, Inc.                      204,866         8,768,265
-----------------------------------------------------------------
 Credit Saison Co. Ltd.               490,500         8,043,260
-----------------------------------------------------------------
 MBNA Corp.                           439,150         9,151,886
-----------------------------------------------------------------
 MLP AG 1                             361,428         5,395,596
-----------------------------------------------------------------
 Schwab (Charles) Corp.               904,300         9,124,387
                                                 ----------------
                                                     58,315,359
-----------------------------------------------------------------
 Insurance--4.3%
 ACE Ltd.                             485,571        16,650,230
-----------------------------------------------------------------
 Aegon NV                           1,676,205        16,784,867

3  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                   Market Value
                                       Shares        See Note 1
-----------------------------------------------------------------
 Insurance Continued
 Allianz AG                           227,657    $   18,922,297
-----------------------------------------------------------------
 Berkshire Hathaway, Inc., Cl. B 1      7,040        17,107,200
-----------------------------------------------------------------
 Manulife Financial Corp.             367,013        10,315,530
                                                 ----------------
                                                     79,780,124
-----------------------------------------------------------------
 Thrifts & Mortgage Finance--0.4%
 Fannie Mae                           118,500         7,991,640
-----------------------------------------------------------------
 Health Care--16.4%
-----------------------------------------------------------------
 Biotechnology--3.8%
 Affymetrix, Inc. 1                   430,600         8,487,126
-----------------------------------------------------------------
 Amgen, Inc. 1                        279,400        18,563,336
-----------------------------------------------------------------
 Gilead Sciences, Inc. 1              355,480        19,757,578
-----------------------------------------------------------------
 Human Genome Sciences, Inc. 1        311,100         3,957,192
-----------------------------------------------------------------
 IDEC Pharmaceuticals Corp. 1         200,500         6,817,000
-----------------------------------------------------------------
 Millennium Pharmaceuticals,
 Inc. 1                               295,600         4,649,788
-----------------------------------------------------------------
 Qiagen NV 1                          832,493         7,026,551
                                                 ----------------
                                                     69,258,571
-----------------------------------------------------------------
 Health Care Equipment & Supplies--1.7%
 Amersham plc                         902,670         6,773,687
-----------------------------------------------------------------
 Applera Corp./
 Applied Biosystems Group             488,500         9,296,155
-----------------------------------------------------------------
 Essilor International SA             177,140         7,135,929
-----------------------------------------------------------------
 Smith & Nephew plc                 1,338,150         7,689,876
                                                 ----------------
                                                     30,895,647
-----------------------------------------------------------------
 Health Care Providers & Services--2.5%
 Fresenius AG, Preference             240,392        11,359,629
-----------------------------------------------------------------
 IMS Health, Inc.                     536,800         9,657,032
-----------------------------------------------------------------
 Oxford Health Plans, Inc. 1          217,600         9,145,728
-----------------------------------------------------------------
 Quest Diagnostics, Inc. 1            266,400        16,996,320
                                                 ----------------
                                                     47,158,709
-----------------------------------------------------------------
 Pharmaceuticals--8.4%
 Aventis SA                           272,780        15,007,660
-----------------------------------------------------------------
 Eisai Co. Ltd.                       430,000         8,845,305
-----------------------------------------------------------------
 Johnson & Johnson                    322,780        16,687,726
-----------------------------------------------------------------
 Mylan Laboratories, Inc.             294,100        10,225,857
-----------------------------------------------------------------
 Novartis AG                          414,975        16,420,701
-----------------------------------------------------------------
 Pfizer, Inc.                         525,819        17,956,719
-----------------------------------------------------------------
 Sanofi-Synthelabo SA                 614,209        35,971,672
-----------------------------------------------------------------
 Schering-Plough Corp.                452,200         8,410,920
-----------------------------------------------------------------
 Shionogi & Co. Ltd.                  501,000         6,788,482
 -----------------------------------------------------------------
 Takeda Chemical Industries Ltd.      233,000         8,596,211
-----------------------------------------------------------------
 Teva Pharmaceutical Industries
 Ltd., Sponsored ADR                  179,200        10,201,856
                                                 ----------------
                                                    155,113,109

                                                   Market Value
                                       Shares        See Note 1
-----------------------------------------------------------------
 Industrials--5.6%
-----------------------------------------------------------------
 Aerospace & Defense--4.1%
 Boeing Co.                           289,100    $    9,921,912
-----------------------------------------------------------------
 Bombardier, Inc., Cl. B            1,573,900         5,293,632
-----------------------------------------------------------------
 Empresa Brasileira de
 Aeronautica SA (Embraer), ADR        918,334        17,540,180
-----------------------------------------------------------------
 Lockheed Martin Corp.                246,100        11,706,977
-----------------------------------------------------------------
 Northrop Grumman Corp.               133,600        11,528,344
-----------------------------------------------------------------
 Raytheon Co.                         579,600        19,034,064
                                                 ----------------
                                                     75,025,109
-----------------------------------------------------------------
 Commercial Services & Supplies--1.0%
 Rentokil Initial plc               2,974,279         9,288,402
-----------------------------------------------------------------
 Societe BIC SA                       244,785         9,529,251
                                                 ----------------
                                                     18,817,653
-----------------------------------------------------------------
 Industrial Conglomerates--0.5%
 Hutchison Whampoa Ltd.             1,471,000         8,960,138
-----------------------------------------------------------------
 Information Technology--21.2%
-----------------------------------------------------------------
 Communications Equipment--6.0%
 Alcatel SA 1                       1,083,060         9,763,296
-----------------------------------------------------------------
 JDS Uniphase Corp. 1               4,598,900        16,142,139
-----------------------------------------------------------------
 Nokia Corp., Sponsored ADR,
 A Shares                             487,500         8,009,625
-----------------------------------------------------------------
 QUALCOMM, Inc.                     1,077,200        38,509,900
-----------------------------------------------------------------
 Scientific-Atlanta, Inc.             790,400        18,843,136
-----------------------------------------------------------------
 Telefonaktiebolaget LM
 Ericsson AB, B Shares 1           17,281,300        18,565,910
                                                 ----------------
                                                    109,834,006
-----------------------------------------------------------------
 Computers & Peripherals--1.0%
 International Business
 Machines Corp.                       113,117         9,332,152
-----------------------------------------------------------------
 Network Appliance, Inc. 1            265,800         4,308,618
-----------------------------------------------------------------
 SanDisk Corp. 1                      123,900         4,999,365
                                                 ----------------
                                                     18,640,135
-----------------------------------------------------------------
 Electronic Equipment & Instruments--1.5%
 Keyence Corp.                         31,500         5,771,393
-----------------------------------------------------------------
 Murata Manufacturing Co. Ltd.        226,600         8,907,366
-----------------------------------------------------------------
 Tandberg ASA 1                     2,576,750        13,350,666
                                                 ----------------
                                                     28,029,425
-----------------------------------------------------------------
 Internet Software & Services--0.7%
 Yahoo Japan Corp. 1                      776        12,602,124
-----------------------------------------------------------------
 IT Services--1.2%
 Amadeus Global Travel
 Distribution SA                    1,476,301         8,459,598
-----------------------------------------------------------------
 Infosys Technologies Ltd.            193,900        13,622,863
                                                 ----------------
                                                     22,082,461

4  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

                                                   Market Value
                                       Shares        See Note 1
-----------------------------------------------------------------
 Office Electronics--0.6%
 Canon, Inc.                          217,000    $    9,957,693
-----------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--4.0%
 Advanced Micro Devices, Inc. 1     1,690,500        10,836,105
-----------------------------------------------------------------
 Broadcom Corp., Cl. A 1              360,200         8,972,582
-----------------------------------------------------------------
 National Semiconductor Corp. 1     1,090,200        21,498,744
-----------------------------------------------------------------
 Novellus Systems, Inc. 1             249,600         9,140,602
-----------------------------------------------------------------
 NVIDIA Corp. 1                       167,600         3,856,476
-----------------------------------------------------------------
 Samsung Electronics Co.               65,210        19,380,117
                                                 ----------------
                                                     73,684,626
-----------------------------------------------------------------
 Software--6.2%
 Amdocs Ltd. 1                        418,300        10,039,200
-----------------------------------------------------------------
 Cadence Design Systems, Inc. 1     4,315,570        52,045,774
-----------------------------------------------------------------
 Electronic Arts, Inc. 1              131,721         9,746,037
-----------------------------------------------------------------
 Sybase, Inc. 1                       583,910         8,122,188
-----------------------------------------------------------------
 Symantec Corp. 1                      64,800         2,842,128
-----------------------------------------------------------------
 Synopsys, Inc. 1                     303,443        18,767,949
-----------------------------------------------------------------
 Trend Micro, Inc. 1                  540,000         8,387,258
-----------------------------------------------------------------
 Veritas Software Corp. 1             158,600         4,547,062
                                                 ----------------
                                                    114,497,596
-----------------------------------------------------------------
 Materials--0.9%
-----------------------------------------------------------------
 Chemicals--0.9%
 International Flavors &
 Fragrances, Inc.                     523,430        16,713,120
-----------------------------------------------------------------
 Telecommunication Services--7.0%
-----------------------------------------------------------------
 Diversified Telecommunication Services--1.4%
 France Telecom SA 1                  394,350         9,672,915
-----------------------------------------------------------------
 Tele Norte Leste Participacoes
 SA (Telemar), Preference       1,353,128,519        15,681,953
                                                 ----------------
                                                     25,354,868
-----------------------------------------------------------------
 Wireless Telecommunication Services--5.6%
 KDDI Corp.                            14,262        55,230,731
-----------------------------------------------------------------
 SK Telecom Co. Ltd.                   43,540         7,435,881
-----------------------------------------------------------------
 SK Telecom Co. Ltd., ADR             358,700         6,765,082
-----------------------------------------------------------------
 Vodafone Group plc                17,086,790        33,411,984
                                                 ----------------
                                                    102,843,678
-----------------------------------------------------------------
 Utilities--0.5%
-----------------------------------------------------------------
 Gas Utilities--0.5%
 Hong Kong & China Gas Co. Ltd.     7,912,000         9,993,806
                                                 ----------------
 Total Common Stocks (Cost $1,686,901,164)        1,773,629,489

                                    Principal      Market Value
                                       Amount        See Note 1
-----------------------------------------------------------------
 Convertible Corporate Bonds and Notes--0.2%
 Nektar Therapeutics, 3% Cv.
 Unsec. Sub. Debs., 6/30/10 2
 (Cost $3,568,000)               $  3,568,000    $    3,590,300
-----------------------------------------------------------------
 Joint Repurchase Agreements--2.5%
-----------------------------------------------------------------
 Undivided interest of 10.39% in joint
 repurchase agreement (Principal
 Amount/Market Value $440,796,000,
 with a maturity value of $440,808,979)
 with Banc One Capital Markets, Inc.,
 1.06%, dated 6/30/03, to be repurchased
 at $45,804,349 on 7/1/03, collateralized
 by U.S. Treasury Bonds, 3.375%, 4/30/04,
 with a value of $449,915,616
 (Cost $45,803,000)                45,803,000        45,803,000
-----------------------------------------------------------------
 Total Investments, at Value
 (Cost $1,736,272,164)                   99.1%    1,823,022,789
-----------------------------------------------------------------
 Other Assets Net of Liabilities          0.9        16,637,470
                                 --------------------------------
 Net Assets                             100.0%   $1,839,660,259
                                 ================================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,590,300 or 0.20% of the Fund's net assets as of June 30, 2003.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings               Market Value       Percent
------------------------------------------------------------------------------
United States                   $  810,094,476          44.5%
Great Britain                      204,794,405          11.2
Japan                              169,369,897           9.3
France                             137,419,234           7.5
Germany                             68,232,284           3.7
The Netherlands                     64,273,083           3.5
India                               51,478,874           2.8
Canada                              46,683,747           2.6
Brazil                              44,386,448           2.4
Hong Kong                           35,587,537           2.0
Mexico                              33,859,172           1.9
Korea, Republic of South            33,581,080           1.8
Sweden                              18,565,910           1.0
Bermuda                             16,650,230           0.9
Switzerland                         16,420,701           0.9
Singapore                           14,299,491           0.8
Norway                              13,350,666           0.7
Israel                              10,201,856           0.6
Australia                            9,095,293           0.5
Spain                                8,459,598           0.5
Italy                                8,209,182           0.5
Finland                              8,009,625           0.4
                                ------------------------------
Total                           $1,823,022,789         100.0%
                                ==============================

See accompanying Notes to Financial Statements.

5  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 June 30, 2003

--------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $1,736,272,164)--
 see accompanying statement                                     $1,823,022,789
--------------------------------------------------------------------------------
 Cash                                                                3,580,286
--------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                   2,190
--------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                 17,169,538
 Investments sold                                                    3,810,201
 Interest and dividends                                              2,284,812
 Other                                                                   5,994
                                                               -----------------
 Total assets                                                    1,849,875,810

--------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased                                               7,256,255
 Shares of beneficial interest redeemed                              2,771,660
 Shareholder reports                                                    50,928
 Service plan fees                                                      45,233
 Trustees' compensation                                                  5,133
 Transfer and shareholder servicing agent fees                           3,082
 Other                                                                  83,260
                                                               -----------------
 Total liabilities                                                  10,215,551

--------------------------------------------------------------------------------
 Net Assets                                                     $1,839,660,259
                                                                ================

--------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                     $       93,932
--------------------------------------------------------------------------------
 Additional paid-in capital                                      2,077,276,833
--------------------------------------------------------------------------------
 Undistributed net investment income                                14,650,371
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments and
 foreign currency transactions                                    (339,238,294)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments and
 translation of assets and liabilities denominated
 in foreign currencies                                              86,877,417
                                                                ----------------
 Net Assets                                                     $1,839,660,259
                                                                ================

--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Non-Service shares:
 Net asset value, redemption price per share and offering
 price per share (based on net assets of $1,703,283,353
 and 86,963,810 shares of beneficial interest outstanding)              $19.59
--------------------------------------------------------------------------------
 Service shares:
 Net asset value, redemption price per share and offering
 price per share (based on net assets of $85,875,451 and
 4,403,809 shares of beneficial interest outstanding)                   $19.50
--------------------------------------------------------------------------------
 Class 3 shares:
 Net asset value, redemption price per share and offering
 price per share (based on net assets of $50,501,455 and
 2,563,890 shares of beneficial interest outstanding)                   $19.70

See accompanying Notes to Financial Statements.

6  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended June 30, 2003
-----------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $1,886,197)      $17,496,508
-----------------------------------------------------------------------------
 Interest                                                            287,236
                                                                 ------------
 Total investment income                                          17,783,744

-----------------------------------------------------------------------------
 Expenses

 Management fees                                                   5,240,203
-----------------------------------------------------------------------------
 Distribution and service plan fees--Service shares                   80,109
-----------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Non-Service shares                                                    5,077
 Service shares                                                        4,770
 Class 3 shares                                                        2,221
-----------------------------------------------------------------------------
 Custodian fees and expenses                                         204,468
-----------------------------------------------------------------------------
 Shareholder reports                                                  67,876
-----------------------------------------------------------------------------
 Trustees' compensation                                               28,322
-----------------------------------------------------------------------------
 Other                                                                62,338
                                                                 ------------
 Total expenses                                                    5,695,384
 Less reduction to custodian expenses                                   (675)
                                                                 ------------
 Net expenses                                                      5,694,709

-----------------------------------------------------------------------------
 Net Investment Income                                            12,089,035

-----------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                    (119,042,548)
 Foreign currency transactions                                    25,110,686
                                                                 ------------
 Net realized loss                                               (93,931,862)
-----------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                     249,977,520
 Translation of assets and liabilities
 denominated in foreign currencies                                21,131,165
                                                                 ------------
 Net change in unrealized appreciation                           271,108,685

-----------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations           $189,265,858
                                                                =============


See accompanying Notes to Financial Statements.


7  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      Six Months                 Year
                                                                           Ended                Ended
                                                                   June 30, 2003         December 31,
                                                                     (Unaudited)                 2002
------------------------------------------------------------------------------------------------------
 Operations

 Net investment income                                            $   12,089,035       $   14,349,649
------------------------------------------------------------------------------------------------------
 Net realized loss                                                   (93,931,862)        (172,795,488)
------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                271,108,685         (283,662,127)
                                                                  ------------------------------------
 Net increase (decrease) in net assets
 resulting from operations                                           189,265,858         (442,107,966)

------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Non-Service shares                                                  (13,324,089)          (9,494,638)
 Service shares                                                         (449,100)            (108,690)
 Class 3 shares                                                               --                   --

------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting
 from beneficial interest transactions:
 Non-Service shares                                                  (12,549,523)          86,880,795
 Service shares                                                       24,883,380           41,295,581
 Class 3 shares                                                       49,011,488                   --

------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                           236,838,014         (323,534,918)
------------------------------------------------------------------------------------------------------
 Beginning of period                                               1,602,822,245        1,926,357,163
                                                                  ------------------------------------
 End of period [including undistributed net investment income
 of $14,650,371 and $16,334,525, respectively]                    $1,839,660,259       $1,602,822,245
                                                                  ====================================

See accompanying Notes to Financial Statements.

8  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS

                                                      Six Months                                                             Year
                                                           Ended                                                            Ended
                                                   June 30, 2003                                                     December 31,
 Non-Service shares                                  (Unaudited)         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                    $ 17.70      $ 22.84      $ 30.33      $ 33.41      $ 22.07      $ 21.37
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .13          .16          .17          .27          .14          .24
 Net realized and unrealized gain (loss)                    1.91        (5.19)       (3.85)        1.82        12.21         2.64
                                                      ------------------------------------------------------------------------------
 Total from investment operations                           2.04        (5.03)       (3.68)        2.09        12.35         2.88
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.15)        (.11)        (.19)        (.09)        (.14)        (.46)
 Dividends in excess of net investment income                 --           --           --           --         (.13)          --
 Distributions from net realized gain                         --           --        (3.62)       (5.08)        (.74)       (1.72)
                                                      ------------------------------------------------------------------------------
 Total dividends and/or distributions to shareholders       (.15)        (.11)       (3.81)       (5.17)       (1.01)       (2.18)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $19.59       $17.70       $22.84       $30.33       $33.41       $22.07
                                                      ==============================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                        11.71%      (22.13)%     (12.04)%       5.09%       58.48%       14.11%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)             $1,703,283   $1,549,993   $1,905,890   $2,136,420   $1,762,366   $1,135,029
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $1,549,437   $1,776,289   $1,918,335   $2,116,100   $1,251,190   $1,055,123
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                      1.50%        0.80%        0.70%        0.83%        0.57%        1.22%
 Expenses, gross                                            0.69%        0.67%        0.70%        0.68%        0.69%        0.74% 3
 Expenses, net                                              0.69% 4      0.67% 4      0.70% 4      0.68% 4      0.69% 4      0.74%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      25%          34%          39%          50%          64%          81%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

9  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS  Continued

                                                                      Six Months                                      Year
                                                                           Ended                                     Ended
                                                                   June 30, 2003                              December 31,
 Service shares                                                      (Unaudited)          2002          2001        2000 1
-----------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                                    $ 17.61       $ 22.78       $ 30.30       $ 32.65
-----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                       .10           .12           .21           .03
 Net realized and unrealized gain (loss)                                    1.92         (5.19)        (3.92)        (2.38)
                                                                        -----------------------------------------------------
 Total from investment operations                                           2.02         (5.07)        (3.71)        (2.35)
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                       (.13)         (.10)         (.19)           --
 Dividends in excess of net investment                                        --            --            --            --
 Distributions from net realized gain                                         --            --         (3.62)           --
                                                                        -----------------------------------------------------
 Total dividends and/or distributions to shareholders                       (.13)         (.10)        (3.81)           --
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                           $19.50        $17.61        $22.78        $30.30
                                                                        =====================================================

-----------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                        11.61%       (22.37)%      (12.17)%       (7.20)%

-----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                                $85,875       $52,830       $20,467          $983
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                       $64,605       $34,847       $ 8,502          $325
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                                      1.34%         0.51%         0.44%         0.60%
 Expenses, gross                                                            0.95%         0.90%         0.85%         0.83%
 Expenses, net                                                              0.95% 4       0.90% 4       0.85% 4       0.83% 4
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                      25%           34%           39%           50%

1. For the period from July 13, 2000 (inception of offering) to December 31,
2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

10  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

                                                              Period
                                                               Ended
                                                     June 30, 2003 1
 Class 3 shares                                          (Unaudited)
----------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $ 17.55
----------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                           .05
 Net realized and unrealized gain                               2.10
                                                             ---------
 Total from investment operations                               2.15
----------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                             --
 Dividends in excess of net investment income                     --
 Distributions from net realized gain                             --
                                                             ---------
 Total dividends and/or distributions to shareholders             --
----------------------------------------------------------------------
 Net asset value, end of period                               $19.70
                                                             =========

----------------------------------------------------------------------
 Total Return, at Net Asset Value 2                            12.25%

----------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                    $50,501
----------------------------------------------------------------------
 Average net assets (in thousands)                           $24,953
----------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                          2.87%
 Expenses, gross                                                0.74%
 Expenses, net                                                  0.74% 4
----------------------------------------------------------------------
 Portfolio turnover rate                                          25%

1. For the period from May 1, 2003 (inception of offering) to June 30, 2003.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

11  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Global Securities Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Non-Service, Service and Class 3 shares. All classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. The Fund assesses a 1% fee on the proceeds of Class 3 shares that are redeemed (either by selling or exchanging to another Oppenheimer fund or other investment option offered through your variable life insurance or variable annuity contract) within 60 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

12  |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
    As of June 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $325,623,200. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended December 31, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of December 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:
                              Expiring
                              -------------------------
                              2009         $ 47,254,011
                              2010          147,620,574
                                           ------------
                              Total        $194,874,585
                                           ============

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 was as follows:

                                         Six Months Ended           Year Ended
                                            June 30, 2003    December 31, 2002
              -----------------------------------------------------------------
              Distributions paid from:
              Ordinary income                 $13,773,189           $9,603,328

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

13 |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                           Six Months Ended June 30, 2003 1       Year Ended December 31, 2002
                                                   Shares            Amount           Shares            Amount
---------------------------------------------------------------------------------------------------------------
 Non-Service shares
 Sold                                          42,455,760     $ 729,763,503      148,964,909   $ 2,936,874,923
 Dividends and/or distributions reinvested        828,612        13,324,089          405,580         9,494,638
 Redeemed                                     (43,887,775)     (755,637,115)    (145,263,047)   (2,859,488,766)
                                              -----------------------------------------------------------------
 Net increase (decrease)                         (603,403)    $ (12,549,523)       4,107,442   $    86,880,795
                                              =================================================================

---------------------------------------------------------------------------------------------------------------
 Service shares
 Sold                                           4,615,318     $  80,605,799        5,676,692   $   108,715,377
 Dividends and/or distributions reinvested         28,051           449,100            4,653           108,690
 Redeemed                                      (3,238,866)      (56,171,519)      (3,580,556)      (67,528,486)
                                              -----------------------------------------------------------------
 Net increase                                   1,404,503     $  24,883,380        2,100,789   $    41,295,581
                                              =================================================================

---------------------------------------------------------------------------------------------------------------
 Class 3 shares
 Sold                                           2,853,013     $  54,349,183               --   $            --
 Dividends and/or distributions reinvested             --                --               --                --
 Redeemed                                        (289,123)       (5,337,695)              --                --
                                              -----------------------------------------------------------------
 Net increase                                   2,563,890     $  49,011,488               --   $            --
                                              =================================================================

 1. For the six months ended June 30, 2003, for Non-Service shares and Service shares and for the period from May 1, 2003 (inception of offering) to June 30, 2003, for Class 3 shares.

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2003, were $441,987,087 and $397,709,365, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund. For the six months ended June 30, 2003, expense under the Service Plan totaled $80,109.

14 |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of June 30, 2003, the Fund had outstanding foreign currency contracts as follows:

                                Expiration        Contract    Valuation as of     Unrealized
 Contract Description                 Date   Amount (000s)      June 30, 2003   Appreciation
----------------------------------------------------------------------------------------------
 Contract to Sell
 British Pound Sterling [GBP]       7/1/03            569GBP         $938,765         $2,190

--------------------------------------------------------------------------------
 6. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at June 30, 2003.

--------------------------------------------------------------------------------
 Portfolio Proxy Voting Policies and Procedures
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

15 |  OPPENHEIMER GLOBAL SECURITIES FUND/VA

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)